Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of Intangible assets	12 Months Ended
Dec. 31, 2021
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives year	50 years
Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives month	18 months
Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives month	65 months
License [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives year	10 years
Non-patent technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives year	1 year